Intangible Assets, Net (Details) - Schedule of intangible assets net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Less: Accumulated amortization	$ (957,000)	$ (48,496)
Intangible assets, net	3,977,867	4,876,228
Credit Rating System [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross		54,156
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross		4,955
Customer Relationship [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	168,583	157,865
License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	2,130,269	1,994,834
Noncompete Agreements [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	$ 2,636,015	2,468,427
Other Intangible Assets [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross		$ 244,487